Discontinued Operations - Summary of net income (loss) from discontinued operations (Details) $ / shares in Units, $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($) discontinuedOperation $ / shares	Dec. 31, 2021 USD ($) $ / shares
Long Lived Assets Held-for-sale [Line Items]
Net income/(loss) after tax from discontinued operations	$ (33)	$ 274	$ 0	$ (15)
Discontinued operation, gain (loss) on disposal, statement of income or comprehensive income [extensible enumeration]			Net income/(loss) after tax from discontinued operations
Profit/(loss) before income taxes	$ 33	$ (274)	$ 0	$ 15
Basic Earning/(loss) per share from discontinued operations (in usd per share) | $ / shares	$ (0.33)	$ 5.48	$ 0	$ (0.15)
Diluted Earning/(loss) per share from discontinued operations (in usd per share) | $ / shares	$ (0.33)	$ 5.21	$ 0	$ (0.15)
Number of discontinued operations | discontinuedOperation			2
PES
Long Lived Assets Held-for-sale [Line Items]
Net income/(loss) after tax from discontinued operations	$ (4)	$ 0	$ 0	$ 5
KSA Business
Long Lived Assets Held-for-sale [Line Items]
Net income/(loss) after tax from discontinued operations	(29)	8	0	(20)
Gain on disposal of KSA Business	0	276	0	0
Exit cost associated with disposal of KSA Business	$ 0	$ 10	$ 0	$ 0